Supplement to the

Fidelity® Variable Insurance Products

Aggressive Growth Portfolio, Balanced Portfolio, Contrafund® Portfolio, Disciplined Small Cap Portfolio,
Dynamic Capital Appreciation Portfolio, Equity-Income Portfolio, Growth Portfolio, Growth & Income Portfolio,
Growth Opportunities Portfolio, Growth Stock Portfolio, High Income Portfolio, Mid Cap Portfolio,
Real Estate Portfolio, Value Portfolio, Value Leaders Portfolio, and Value Strategies Portfolio

Funds of Variable Insurance Products Fund, Variable Insurance Products Fund II,
Variable Insurance Products Fund III, and Variable Insurance Products Fund IV

Investor Class

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2008

Fergal Jackson no longer serves as an Assistant Portfolio Manager of VIP Disciplined Small Cap Portfolio. All references to Mr. Jackson in the "Management Contracts" section beginning on page 63 are no longer applicable.

The following information supplements similar information for each fund, except VIP Disciplined Small Cap, found in the "Management Contracts" section beginning on page 49.

Sub-Adviser - FMR U.K. On behalf of each fund, FMR has entered into sub-advisory agreements with FMR U.K. Pursuant to the sub-advisory agreement, FMR may receive from the sub-adviser investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-adviser investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the funds (discretionary services). FMR, and not the funds, pays the sub-adviser.

Sub-Advisers - FMR H.K. and FMR Japan. On behalf of each fund, FMR has entered into sub-advisory agreements with FMR H.K. and FMR Japan. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the funds (discretionary services). FMR, and not the funds, pays the sub-advisers.

The following information replaces similar information for John Porter found in the "Management Contracts" section beginning on page 50.

Steven Wymer is the portfolio manager of VIP Growth Opportunities and receives compensation for his services. As of January 31, 2009, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of VIP Growth Opportunities is based on the fund's pre-tax investment performance measured against the Russell 1000 Growth Index, and the fund's pre-tax investment performance (based on the performance of the fund's Initial Class) within the Morningstar Large Cap Growth Category. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

VIPINVB-09-01 March 5, 2009
1.825687.115

The following table provides information relating to other accounts managed by Mr. Wymer as of January 31, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$ 23,757	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 23,491	none	none

* Includes VIP Growth Opportunities ($265 (in millions) assets managed).

As of January 31, 2009, the dollar range of shares of VIP Growth Opportunities beneficially owned by Mr. Wymer was none.

The following information supplements similar information found in the "Management Contracts" section beginning on page 63.

Premkumar Narasimhan is a portfolio manager of VIP Disciplined Small Cap and receives compensation for his services. Lou Bottari is an assistant portfolio manager of VIP Disciplined Small Cap and receives compensation for his services. As of January 31, 2009, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of each portfolio manager's compensation may be deferred based on criteria established by Geode or at the election of the portfolio manager.

Each portfolio manager's base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining each portfolio manager's bonus is the pre-tax investment performance of the portfolio manager's fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of each portfolio manager's bonus is linked to each fund's relative pre-tax investment performance measured against the Russell 2000 Index. A subjective component of each portfolio manager's bonus is based on the portfolio manager's overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. Each portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

A portfolio manager's compensation plan can give rise to potential conflicts of interest. The manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his/her time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing each fund's investment portfolio, each portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Narasimhan as of January 31, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	17	1	9
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 48,178	$ 4,495	$ 151
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Disciplined Small Cap ($25 (in millions) assets managed).

As of January 31, 2009, the dollar range of shares of VIP Disciplined Small Cap beneficially owned by Mr. Narasimhan was none.

The following table provides information relating to other accounts managed by Mr. Bottari as of January 31, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	17	1	9
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 48,178	$ 4,495	$ 151
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Disciplined Small Cap ($25 (in millions) assets managed).

As of January 31, 2009, the dollar range of shares of VIP Disciplined Small Cap beneficially owned by Mr. Bottari was none.

Supplement to the

Fidelity® Variable Insurance Products

Aggressive Growth Portfolio, Balanced Portfolio, Contrafund® Portfolio, Disciplined Small Cap Portfolio,
Dynamic Capital Appreciation Portfolio, Equity-Income Portfolio, Growth Portfolio, Growth & Income Portfolio,
Growth Opportunities Portfolio, Growth Stock Portfolio, High Income Portfolio, Index 500 Portfolio,
International Capital Appreciation Portfolio, Mid Cap Portfolio, Overseas Portfolio, Real Estate Portfolio,
Value Portfolio, Value Leaders Portfolio, and Value Strategies Portfolio

Funds of Variable Insurance Products Fund, Variable Insurance Products Fund II,
Variable Insurance Products Fund III, and Variable Insurance Products Fund IV

Initial Class, Service Class, and Service Class 2

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2008

Fergal Jackson no longer serves as an Assistant Portfolio Manager of VIP Disciplined Small Cap Portfolio and VIP Index 500 Portfolio. All references to Mr. Jackson in the "Management Contracts" section beginning on page 50 are no longer applicable.

The following information supplements similar information for each fund, except VIP Index 500 and VIP Disciplined Small Cap, found in the "Management Contracts" section beginning on page 55.

Sub-Advisers - FMR H.K. and FMR Japan. On behalf of each fund, FMR has entered into sub-advisory agreements with FMR H.K. and FMR Japan. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the funds (discretionary services). FMR, and not the funds, pays the sub-advisers.

The following information replaces similar information found in the "Management Contracts" section beginning on page 55.

Sub-Advisers - FMR U.K., FIIA, FIIA(U.K.)L, and FIJ. On behalf of each fund (except VIP Disciplined Small Cap and VIP Index 500), FMR has entered into sub-advisory agreements with FMR U.K. On behalf of VIP International Capital Appreciation and VIP Overseas, FMR has entered into sub-advisory agreements with FIIA. On behalf of VIP Overseas, FIIA, in turn, has entered into a sub-advisory agreement with FIIA(U.K.)L and FIJ. On behalf of VIP International Capital Appreciation, FIIA, in turn, has entered into a sub-advisory agreement with FIIA(U.K.)L. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the funds (discretionary services). FMR and FIIA, and not the funds, pay the sub-advisers.

The following information replaces similar information for John Porter found in the "Management Contracts" section beginning on page 56.

Steven Wymer is the portfolio manager of VIP Growth Opportunities and receives compensation for his services. As of January 31, 2009, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of VIP Growth Opportunities is based on the fund's pre-tax investment performance measured against the Russell 1000 Growth Index, and the fund's pre-tax investment performance (based on the performance of the fund's Initial Class) within the Morningstar Large Cap Growth Category. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

VIPIS2B-09-01 March 5, 2009
1.483795.147

The portfolio manager's compensation plan may give rise to potential conflicts of interest. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Wymer as of January 31, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$ 23,757	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 23,491	none	none

* Includes VIP Aggressive Growth ($265 (in millions) assets managed).

As of January 31, 2009, the dollar range of shares of VIP Growth Opportunities beneficially owned by Mr. Wymer was none.

The following information supplements similar information found in the "Management Contracts" section beginning on page 69.

Premkumar Narasimhan is a portfolio manager of VIP Index 500 and VIP Disciplined Small Cap and receives compensation for his services. Lou Bottari is an assistant portfolio manager of VIP Index 500 and VIP Disciplined Small Cap and receives compensation for his services. As of January 31, 2009, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of each portfolio manager's compensation may be deferred based on criteria established by Geode or at the election of the portfolio manager.

Each portfolio manager's base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining each portfolio manager's bonus is the pre-tax investment performance of the portfolio manager's fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of each portfolio manager's bonus is linked to each fund's relative pre-tax investment performance measured against the S&P 500 Index (VIP Index 500) or the Russell 2000 Index (VIP Disciplined Small Cap). A subjective component of each portfolio manager's bonus is based on the portfolio manager's overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. Each portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

A portfolio manager's compensation plan can give rise to potential conflicts of interest. The manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his/her time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing each fund's investment portfolio, each portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Narasimhan as of January 31, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	17	1	9
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 48,178	$ 4,495	$ 151
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Index 500 ($1,573 (in millions) assets managed) and VIP Disciplined Small Cap ($25 (in millions) assets managed).

As of January 31, 2009, the dollar range of shares of VIP Index 500 beneficially owned by Mr. Narasimhan was none and the dollar range of shares of VIP Disciplined Small Cap beneficially owned by Mr. Narasimhan was none.

The following table provides information relating to other accounts managed by Mr. Bottari as of January 31, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	17	1	9
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 48,178	$ 4,495	$ 151
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Index 500 ($1,573 (in millions) assets managed) and VIP Disciplined Small Cap ($25 (in millions) assets managed).

As of January 31, 2009, the dollar range of shares of VIP Index 500 beneficially owned by Mr. Bottari was none and the dollar range of shares of VIP Disciplined Small Cap beneficially owned by Mr. Bottari was none.